Convertible Secured Notes Payable (Details 1) (USD $)	0 Months Ended
Aug. 15, 2014
Convertible Secured Notes Payable [Abstract]
Operating Cash	$ 405,000
Restricted cash	(2,288,000)
Convertible Note	(4,575,000)
Discount on convertible note	(2,515,000)
Derivative liabilities	(104,000)
Common stock	1,000
Paid in capital	$ 2,710,000
Outstanding shares	13,555,000